Fair Value of Financial Assets and Liabilities - Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial assets and liabilities carried at fair value
Derivative Assets	$ 6,965	$ 1,999
Derivative Liabilities, net	513	4,596
Measured at fair value on a recurring basis
Financial assets and liabilities carried at fair value
Restricted Investments	43,426	76,843
Jackpot Investments	151,499
Available for Sale Investments	7,250	7,073
Measured at fair value on a recurring basis | Foreign Currency Forward Contracts
Financial assets and liabilities carried at fair value
Derivative Assets	5,002	1,999
Derivative Liabilities, net	750	4,596
Measured at fair value on a recurring basis | Interest Rate Swaps
Financial assets and liabilities carried at fair value
Derivative Assets	1,963
Derivative Liabilities, gross	8,958
Measured at fair value on a recurring basis | Level 1
Financial assets and liabilities carried at fair value
Restricted Investments	43,426	76,843
Jackpot Investments	151,499
Available for Sale Investments	7,250	7,073
Measured at fair value on a recurring basis | Level 2 | Foreign Currency Forward Contracts
Financial assets and liabilities carried at fair value
Derivative Assets	5,002	1,999
Derivative Liabilities, net	750	$ 4,596
Measured at fair value on a recurring basis | Level 2 | Interest Rate Swaps
Financial assets and liabilities carried at fair value
Derivative Assets	1,963
Derivative Liabilities, gross	$ 8,958